Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table “SCT” Total for PEO1	Compensation Actually Paid to PEO 2 3	Average SCT Total for Non-PEO NEOs	Average Compensation actually paid to Non-PEO NEOs	Total Shareholder Return “TSR”4	Peer Group TSR	Company’s Net Income	Earnings Per Share 5
2022	$1,468,144	$(643,626)	$632,899	$164,257	$93.49	$97.52	$15,047	$1.23
2021	$2,116,982	$5,244,237	$745,959	$1,349,422	$172.56	$124.06	$39,121	$3.32
2020	$2,025,783	$1,861,903	$950,376	$800,751	$93.04	$89.68	$37,411	$3.13

Company Selected Measure Name	Earnings per Share
Named Executive Officers, Footnote [Text Block]	Larry F. Mazza was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022
Donald T. Robinson	Donald T. Robinson	Donald T. Robinson
John T. Schirripa	John T. Schirripa	Craig B. Greathouse
Craig B. Greathouse	Craig B. Greathouse	John C. Marion
John C. Marion	John C. Marion
H. Edward Dean, III

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the KBW Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Bank Index, respectively.
PEO Total Compensation Amount	$ 1,468,144	$ 2,116,982	$ 2,025,783
PEO Actually Paid Compensation Amount	$ (643,626)	5,244,237	1,861,903
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO $	Exclusion of Change in Pension Value for PEO $	Exclusion of Stock Awards and Option Awards for PEO $	Inclusion of Pension Service Cost for PEO $	Inclusion of Equity Values for PEO $	Compensation Actually Paid to PEO $
2022	1,468,144	0	(552,402)	0	(1,559,368)	(643,626)
2021	2,116,982	(196)	(506,940)	0	3,634,391	5,244,237
2020	2,025,783	(75,236)	(506,969)	0	418,325	1,861,903

Year	Average Summary Compensation Table Total for Non-PEO NEOs $	Average Exclusion of Change in Pension Value for Non-PEO NEOs $	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs $	Average Inclusion of Pension Service Cost for Non-PEO NEOs $	Average Inclusion of Equity Values for Non-PEO NEOs $	Average Compensation Actually Paid to Non PEO NEOs $
2022	632,899	(20,082)	(174,984)	0	(273,576)	164,257
2021	745,959	3,045	(139,258)	0	739,676	1,349,422
2020	950,376	(100,863)	(98,671)	0	49,909	800,751

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	251,561	(1,812,034)	0	1,105	0	0	(1,559,368)
2021	522,138	2,592,157	0	520,096	0	0	3,634,391
2020	888,635	(175,312)	0	(294,998)	0	0	418,325

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	79,181	(332,031)	0	(20,726)	0	0	(273,576)
2021	137,678	477,614	0	124,384	0	0	739,676
2020	175,655	(35,741)	0	(90,005)	0	0	49,909

Non-PEO NEO Average Total Compensation Amount	$ 632,899	745,959	950,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 164,257	1,349,422	800,751
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO $	Exclusion of Change in Pension Value for PEO $	Exclusion of Stock Awards and Option Awards for PEO $	Inclusion of Pension Service Cost for PEO $	Inclusion of Equity Values for PEO $	Compensation Actually Paid to PEO $
2022	1,468,144	0	(552,402)	0	(1,559,368)	(643,626)
2021	2,116,982	(196)	(506,940)	0	3,634,391	5,244,237
2020	2,025,783	(75,236)	(506,969)	0	418,325	1,861,903

Year	Average Summary Compensation Table Total for Non-PEO NEOs $	Average Exclusion of Change in Pension Value for Non-PEO NEOs $	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs $	Average Inclusion of Pension Service Cost for Non-PEO NEOs $	Average Inclusion of Equity Values for Non-PEO NEOs $	Average Compensation Actually Paid to Non PEO NEOs $
2022	632,899	(20,082)	(174,984)	0	(273,576)	164,257
2021	745,959	3,045	(139,258)	0	739,676	1,349,422
2020	950,376	(100,863)	(98,671)	0	49,909	800,751

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	251,561	(1,812,034)	0	1,105	0	0	(1,559,368)
2021	522,138	2,592,157	0	520,096	0	0	3,634,391
2020	888,635	(175,312)	0	(294,998)	0	0	418,325

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	79,181	(332,031)	0	(20,726)	0	0	(273,576)
2021	137,678	477,614	0	124,384	0	0	739,676
2020	175,655	(35,741)	0	(90,005)	0	0	49,909

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the three most recently completed fiscal years for the Company and the KBW Bank Index TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Earnings per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings per Share during the three most recently completed fiscal years.

Tabular List [Table Text Block]

Earnings Per Share
Non-Interest Bearing Growth
Total Non-Interest Income
Charge Offs/Total Loans
Net Loan Growth
Relative TSR
Return on Assets

Total Shareholder Return Amount	$ 93.49	172.56	93.04
Peer Group Total Shareholder Return Amount	97.52	124.06	89.68
Net Income (Loss)	$ 15,047	$ 39,121	$ 37,411
Company Selected Measure Amount	1.23	3.32	3.13
PEO Name	Larry F. Mazza
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Earnings per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Earnings per Share may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-Interest Bearing Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Non-Interest Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Charge Offs/Total Loans
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Loan Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (196)	$ (75,236)
PEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(552,402)	(506,940)	(506,969)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,559,368)	3,634,391	418,325
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	251,561	522,138	888,635
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,812,034)	2,592,157	(175,312)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,105	520,096	(294,998)
PEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Dividends Or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,082)	3,045	(100,863)
Non-PEO NEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(174,984)	(139,258)	(98,671)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(273,576)	739,676	49,909
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	79,181	137,678	175,655
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(332,031)	477,614	(35,741)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(20,726)	124,384	(90,005)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Dividends Or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0